FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 18  FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS

The Corporation records certain assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Securities available for sale, trading securities, mortgage loans held for sale and derivative instruments are carried at fair value on a recurring basis. Fair value measurements are also utilized to determine the initial value of certain assets and liabilities, to perform impairment assessments and for disclosure purposes. The Corporation uses quoted market prices and observable inputs to the maximum extent possible when measuring fair value. In the absence of quoted market prices, various valuation techniques are utilized to measure fair value. When possible, observable market data for identical or similar financial instruments are used in the valuation. When market data is not available, fair value is determined using valuation models that incorporate management’s estimates of the assumptions a market participant would use in pricing the asset or liability.

Fair value measurements are classified within one of three levels based on the observability of the inputs used to determine fair value, as follows:

⋅	Level 1 – The valuation is based on quoted prices in active markets for identical instruments.

⋅
Level 2 – The valuation is based on observable inputs such as quoted prices for similar instruments in active markets, quoted prices for identical instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

⋅
Level 3 – The valuation is based on unobservable inputs that are supported by minimal or no market activity and that are significant to the fair value of the instrument. Level 3 valuations are typically performed using pricing models, discounted cash flow methodologies or similar techniques that incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or valuations that require significant management judgment or estimation.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation.

State and political subdivisions

The Corporation obtains fair value measurements from a third party vendor that utilizes market valuation models maintained by a team of experienced evaluators and methodologists. Evaluators build internal yield curves, which are adjusted throughout the day based on trades and other pertinent market information. The criteria used to generate these curves and to arrive at the current day’s evaluations are based primarily on factors such as:

⋅	Established trading spreads between similar issuers or credits.

⋅	Historical trading spreads over widely accepted market benchmarks.

⋅	New issue scales.

⋅
Market information from third party sources, such as reportable trades, broker-dealers, trustees/paying agents, issuers or from information prepared by an internal credit analysis department or by internally reviewing market sector correlations.

Evaluators apply this information to bond sectors, and individual bond evaluations are then extrapolated. Within a given sector, evaluators have the ability to make daily spread adjustments for various attributes that include, but are not limited to, discounts, premiums, credit, alternative minimum tax (AMT), use of proceeds and callability. Analysts evaluate municipal securities backed by insurance, letters of credit, etc. When a municipal bond obtains insurance or other credit enhancements, a public rating is usually applied to the bond that is equal to the higher of (i) the published underlying rating or (ii) the rating of the bond insurer, guarantor, or other credit enhancing entity’s rating. Certain insured bonds with no published underlying ratings may receive an internal credit assessment. Evaluators may use internal credit ratings as an input in the evaluation process. The weight placed on internal credit ratings in the evaluation process may vary from one municipal security to another depending on the availability of other market data.

Multiple quality control evaluation processes review available market, credit and deal level information to support the evaluation of securities, such as:

⋅	Explanations required for all high yield municipal security evaluations adjusted on a per security basis.

⋅	Explanations required for all high grade municipal security evaluation adjustments that break an internal tolerance level.

⋅	Daily review of market information and data changes (including ratings) that may have an impact on evaluations.

⋅	Review of unchanged evaluations and other applicable data.

⋅	Daily review of category adjustments to confirm directional moves are tracking daily market movements.

⋅	Daily reviews by managers of tolerance reports and of evaluator checklists to confirm processes are being followed.

⋅	Monthly management reviews of evaluator work samples (tolerance reports, client challenges and other evaluation-related matters).

U.S. government and federal agencies and mortgage-backed securities

For agency/CMOs, depending upon the characteristics of a given tranche, a volatility-driven, multi-dimensional spread table based, single cash flow stream model or an option-adjusted spread (OAS) model is used. If call information is available, the pricing model computes both a yield to call and a yield to maturity to derive an evaluated price for the bond by assuming the most probable scenario. Alternatively, the evaluator may utilize market conventions if different from model-generated assumptions.

A team of experienced fixed income evaluators and methodologists closely monitor the structured product markets, interest rate movements, new issue information and other pertinent data. Evaluations of tranches (volatile and non-volatile) are based on the interactive data model’s interpretation of accepted market modeling, trading and pricing conventions. The Interactive data model determines tranche evaluations in four steps:

1	Cash flows are generated with the deal files to determine principal and interest payments along with an average life.

2	Spreads/yields are determined for non-volatile fixed and floating-rate issues:

⋅
For agency/GSE CMOs, the model takes the average life for each tranche and matches it to the yield of the nearest point on either the swap curve or the “I” Treasury curve. It then uses that benchmark yield as the base yield.

⋅
Floating-rate issues are evaluated by a discount margin (DM) calculation. The DM measures the difference between the yield of the issue (at an assumed speed and current index) and the current value of the index over which the security resets.

3
Spreads are based on tranche characteristics such as average life, tranche type, tranche volatility, underlying collateral and the performance of the collateral and prevailing market conditions. Floating-rate issues take life caps into account.

4	The appropriate tranche spread or DM is applied to the corresponding benchmark. This value is then used to discount the cash flows to generate an evaluated price.

The following table presents the fair value measurements of assets and liabilities recognized in the accompanying balance sheets measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2015 and 2014:

	Fair Value Measurements Using
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Assets	Inputs	Inputs
(In thousands)	(Level 1)	(Level 2)	(Level 3)	Balance
December 31, 2015
Assets
U.S. government agency securities	$0	$2,518	$0	$2,518
State and political subdivisions, AFS	0	4,232	0	4,232
State and political subdivisions, HTM	0	0	666	666
Mortgage-backed securities	0	1,961	0	1,961
Total Assets	$0	$8,711	$666	$9,377

Liabilities	$0	$0	$0	$0

December 31, 2014
Assets
U.S. government agency securities	$0	$1,965	$0	$1,965
State and political subdivisions	0	6,596	0	6,596
Mortgage-backed securities	0	2,466	0	2,466
Total Assets	$0	$11,027	$0	$11,027

Liabilities	$0	$0	$0	$0

Securities characterized as having Level 2 inputs generally consist of obligations of U.S. government and federal agencies, government-sponsored organizations and obligations of state and political subdivisions. There were no transfers in or out of Levels 1 and 2 for the year ended December 31, 2015.

The Corporation also has assets that, under certain conditions, are subject to measurement at fair value on a non-recurring basis. These assets consist primarily of impaired loans and other real estate owned (“OREO”).

The following table presents the fair value measurements of assets recognized in the accompanying balance sheets measured at fair value on a non-recurring basis and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2015 and 2014:

		Fair Value Measurements Using
		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(In thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2015
Impaired loans	$4,796	$0	$0	$4,796
Real estate acquired through foreclosure	193	0	0	193

December 31, 2014
Impaired loans	$5,526	$0	$0	$5,526
Real estate acquired through foreclosure	2,255	0	0	2,255

The fair value of impaired loans were primarily measured based on the value of the collateral securing these loans. Impaired loans are classified within Level 3 of the fair value hierarchy. Collateral may be real estate and/or business assets including equipment, inventory and/or accounts receivable. The Corporation determines the value of the collateral based on independent appraisals performed by qualified licensed appraisers. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Appraised values are discounted for costs to sell and may be further discounted based on management’s historical knowledge, changes in market conditions from the date of the most recent appraisal and/or management’s expertise and knowledge of the customer and the customer’s business. Such discounts by management are subjective and are typically significant unobservable inputs for determining fair value. Impaired loans are subject to non-recurring fair value adjustments to reflect: (1) partial write-downs that are based on the observable market price or current appraised value of the collateral, or (2) the full charge-off of the loan carrying value. Included in the impaired balance at December 31, 2015 were troubled debt restructured loans with a balance of $4,349,000 and with specified reserves of $76,000.

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value, based on the current appraised value at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less costs to sell. Management has determined fair value measurements on other real estate owned primarily through evaluations of appraisals performed and current and past offers for the other real estate under evaluation. Due to the nature of the valuation inputs, foreclosed assets held for sale are classified within Level 3 of the valuation hierarchy.

Appraisals of other real estate owned are obtained when the real estate is acquired and subsequently as deemed necessary by management. Appraisals are reviewed for accuracy and consistency by the Bank’s credit risk department and are selected from the list of approved appraisers maintained by management. Appraisals are sometimes further discounted based on management’s expertise and knowledge of the customer and the customer’s business. Such discounts are typically significant unobservable inputs for determining fair value. In cases where the carrying amount exceeds the fair value, less costs to sell, a loss is recognized in noninterest expense. Additionally, any operating costs incurred after acquisition are also expensed.

The following tables present the fair value measurements of financial instruments and the level within the fair value hierarchy in which the fair value measurements fall at December 31, 2015 and 2014:

			Fair Value Measurements Using
			Quoted Prices
			in Active	Significant
			Markets for	Other	Significant
(In thousands)			Identical	Observable	Unobservable
	Carrying	Estimated	Assets	Inputs	Inputs
December 31, 2015	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial Assets:
Cash equivalents and federal funds sold	$18,895	$18,895	$18,895	$0	$0
Securities available for sale	8,711	8,711	0	8,711	0
Securities held to maturity	666	666	0	0	666
Other investment securities	2,209	2,209	0	0	2,209
Loans, net of allowance for loan loss	293,072	306,704	0	0	306,704
Accrued interest receivable	1,302	1,302	0	0	1,302

Financial Liabilities:
Noninterest-bearing deposits	$(55,574)	$(55,574)	$(55,574)	$0	$0
Interest-bearing deposits	(147,994)	(147,994)	0	(147,994)	0
Time deposits	(93,058)	(92,370)	0	(92,370)	0
FHLB advances	(6,574)	(5,893)	0	(5,893)	0
Accrued interest payable	(45)	(45)	0	0	(45)

			Fair Value Measurements Using
			Quoted Prices	Significant
			In Active	Other	Significant
(In thousands)			Markets for	Observable	Unobservable
	Carrying	Estimated	Identical Assets	Inputs	Inputs
December 31, 2014	Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial Assets:
Cash equivalents and federal funds sold	$27,151	$27,151	$27,151	$0	$0
Securities available for sale	11,027	11,027	0	11,027	0
Other investment securities	2,209	2,209	0	0	2,209
Loans, net of allowance for loan loss	275,025	291,274	0	0	291,274
Accrued interest receivable	1,334	1,334	0	0	1,334

Financial Liabilities:
Noninterest-bearing deposits	$(50,350)	$(50,350)	$(50,350)	$0	$0
Interest-bearing deposits	(142,022)	(142,022)	0	(142,022)	0
Time deposits	(106,399)	(106,283)	0	(106,283)	0
FHLB advances	(1,692)	(1,374)	0	(1,374)	0
Accrued interest payable	(51)	(51)	0	0	(51)

The following describes the valuation methodologies used by management to measure financial assets and liabilities at fair value on a recurring basis as recognized in the Corporation’s accompanying balance sheets as well as the general classification of such assets and liabilities pursuant to the valuation hierarchy.

•	Cash equivalents and federal funds sold- The carrying value of cash, amounts due from banks and federal funds sold assumed to approximate fair value.

•
Investment securities– Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. If quoted market prices are not available, then fair values are estimated by using quoted prices of securities with similar characteristics or independent asset pricing services and pricing models, the inputs of which are market-based or independently sourced market parameters, including, but not limited to, yield curves, interest rates, volatilities, prepayments, defaults, cumulative loss projections and cash flows. Such securities are classified in Level 2 of the valuation hierarchy.

•	Other investment securities– principally consists of investments in Federal Home Loan Bank stock, which has limited marketability and is carried at cost.

•
Loans – The loan portfolio includes adjustable and fixed rate loans, the fair value of which is estimated using discounted cash flow analyses. To calculate discounted cash flows, the loans are aggregated into pools of similar types and expected repayment terms. The expected cash flows are based on historical prepayment experiences and estimated credit losses for non-performing loans and are discounted using current rates at which similar loans would be made to borrowers with similar credit ratings and similar remaining maturities. Fair values for impaired loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.

•	Accrued interest receivable – The carrying value of accrued interest receivable approximates fair value due to the short-term duration.

•
Noninterest-bearing deposits – The fair value of noninterest-bearing demand deposits, which have no stated maturity, are considered equal to their carrying amount, representing the amount payable on demand.

•
Interest-bearing deposits – The fair value of demand, money market and savings deposits, which have no stated maturity, are considered equal to their carrying amount, representing the amount payable on demand.

•
Time deposits – The fair value for fixed rate time deposits is estimated using a discounted cash flow calculation that applies interest rates currently being offered for time deposits with similar terms and similar remaining maturities.

•
FHLB advances– The fair value of long-term debt is estimated using a discounted cash flow calculation which utilizes the interest rates currently offered for borrowings of similar remaining maturities.

•	Accrued interest payable – The carrying value of accrued interest payable approximates fair value due to the short-term duration.

•	Other financial instruments – The fair value of other financial instruments, including loan commitments and unused letters of credit, is based on discounted cash flow analysis and is not material.

In 2015, the Corporation purchased a municipal bond which was determined to be a Level 3 asset. Changes in Level 3 assets measured at fair value on a recurring basis for the year ended December 31, 2015 are as follows:

December 31, 2015	Municipal Bonds
(In thousands)
Beginning balance – January 1, 2014	$0
Purchases	740,000
Principal payments	74,000
Ending balance – December 31, 2015	$666,000

The fair value of the municipal bond at December 31, 2015 was determined primarily based on level 3 inputs. The Corporation estimates the fair value of this investment based on the par value of the security.

Both observable and unobservable inputs may be used to determine the fair value of positions classified as Level 3 assets and liabilities.

There was no unrealized gain or loss for the Level 3 assets held by the Corporation at December 31, 2015, as the book value of the asset approximates fair value.